Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis Of Preparation And Presentation [Abstract]
Basis of Preparation
2.
BASIS OF PREPARATION

These consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) (IFRS Accounting Standards).

These consolidated financial statements are expressed in United States dollars (“US$” or “US dollar”), the Company’s presentation currency, and have been prepared on a historical cost basis. The accounting policies set out in Note 3 have been applied consistently to all the years presented in these consolidated financial statements, unless otherwise stated.